COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Disclosure of transactions between related parties
The Company’s outstanding balances with its equity accounted investees are as follows:

	2026	2025
Accounts receivable (Note 10)	$154.1	$63.2
Contract assets	29.3	22.3
Other non-current assets	51.2	39.5
Accounts payable and accrued liabilities (Note 18)	8.1	14.9
Contract liabilities	147.9	57.5

The Company’s transactions with its equity accounted investees are as follows:

	2026	2025
Revenue	$270.0	$278.7
Purchases	3.1	1.4
Other income	2.9	2.4
The compensation expense of key management for employee services recognized in income are as follows:

	2026	2025
Salaries and other short-term employee benefits	$11.3	$12.5
Post-employment benefits – defined benefit plans	3.2	2.0
Costs related to the CEO's terms of departure	11.4	6.3
Termination benefits	—	5.0
Share-based payments expense	15.7	22.2
	$41.6	$48.0